Revenue Recognition - Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 4,310	$ 4,225	$ 4,089
Service
Disaggregation of Revenue [Line Items]
Revenue	3,347	3,359	3,483
Operating and facilities management contracts
Disaggregation of Revenue [Line Items]
Revenue	2,306	2,181	2,363
Gaming terminal services
Disaggregation of Revenue [Line Items]
Revenue	520	483	424
PlayDigital services
Disaggregation of Revenue [Line Items]
Revenue	227	209	163
Systems, software, and other
Disaggregation of Revenue [Line Items]
Revenue	295	487	534
Product
Disaggregation of Revenue [Line Items]
Revenue	963	866	606
Lottery products
Disaggregation of Revenue [Line Items]
Revenue	171	157	123
Gaming terminals
Disaggregation of Revenue [Line Items]
Revenue	571	501	339
Other
Disaggregation of Revenue [Line Items]
Revenue	221	209	144
Global Lottery
Disaggregation of Revenue [Line Items]
Revenue	2,530	2,593	2,812
Global Lottery | Service
Disaggregation of Revenue [Line Items]
Revenue	2,359	2,436	2,690
Global Lottery | Operating and facilities management contracts
Disaggregation of Revenue [Line Items]
Revenue	2,306	2,181	2,363
Global Lottery | Gaming terminal services
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Global Lottery | PlayDigital services
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Global Lottery | Systems, software, and other
Disaggregation of Revenue [Line Items]
Revenue	53	255	327
Global Lottery | Product
Disaggregation of Revenue [Line Items]
Revenue	171	157	123
Global Lottery | Lottery products
Disaggregation of Revenue [Line Items]
Revenue	171	157	123
Global Lottery | Gaming terminals
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Global Lottery | Other
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Global Gaming
Disaggregation of Revenue [Line Items]
Revenue	1,552	1,423	1,112
Global Gaming | Service
Disaggregation of Revenue [Line Items]
Revenue	762	714	630
Global Gaming | Operating and facilities management contracts
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Global Gaming | Gaming terminal services
Disaggregation of Revenue [Line Items]
Revenue	520	483	424
Global Gaming | PlayDigital services
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Global Gaming | Systems, software, and other
Disaggregation of Revenue [Line Items]
Revenue	242	232	206
Global Gaming | Product
Disaggregation of Revenue [Line Items]
Revenue	791	709	482
Global Gaming | Lottery products
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Global Gaming | Gaming terminals
Disaggregation of Revenue [Line Items]
Revenue	571	501	339
Global Gaming | Other
Disaggregation of Revenue [Line Items]
Revenue	220	208	143
PlayDigital
Disaggregation of Revenue [Line Items]
Revenue	228	209	165
PlayDigital | Service
Disaggregation of Revenue [Line Items]
Revenue	227	209	163
PlayDigital | Operating and facilities management contracts
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
PlayDigital | Gaming terminal services
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
PlayDigital | PlayDigital services
Disaggregation of Revenue [Line Items]
Revenue	227	209	163
PlayDigital | Systems, software, and other
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
PlayDigital | Product
Disaggregation of Revenue [Line Items]
Revenue	1	1	1
PlayDigital | Lottery products
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
PlayDigital | Gaming terminals
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
PlayDigital | Other
Disaggregation of Revenue [Line Items]
Revenue	$ 1	$ 1	$ 1